SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Basis of Presentation

The Company’s consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).

B. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

C. Principals of Consolidation

The Company’s consolidated financial statements include the financial statements of Tower and its subsidiaries. The Company’s consolidated financial statements are presented after elimination of inter-company transactions and balances.

D. Reclassifications

Certain prior year amounts have been reclassified to conform to the current financial statement presentation.

E. Cash and Cash Equivalents

Cash and cash equivalents consist of cash, highly liquid bank deposits and money market funds readily convertible to known amounts of cash with original maturities of three months or less as of the date of its purchase.

F.  Short Term Interest-Bearing Deposits

Short-term deposits include bank deposits with original maturities greater than three months and with remaining maturities of less than one year. Such deposits are presented at cost, including accrued interest, which approximates their fair value.

G. Marketable Securities

The Company accounts for its investments in grade debt securities in accordance with ASC 320 "Investments - Debt Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

The Company classifies its marketable securities as "available-for-sale", as the Company intends to hold them for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity, mix of the Company’s assets and liabilities, liquidity needs and other similar factors. Securities classified as available for sale are measured at fair value, based on quoted market prices or independent pricing services valuation. Gains and losses are recognized on a specific identification basis, in the Company's consolidated statements of operations.

Unrealized gains and losses are recorded in (i) the statement of other comprehensive income in periods the Company has no specific need and/or plan to use cash by selling such securities, or (ii) in the statement of operations as financing expense (income) in periods the Company has a specific need and/or intends to sell such securities.

The Company assessed the available-for-sales debt securities with an amortized cost basis in excess of estimated fair value to determine what amount of that difference, if any, is caused by expected credit losses in accordance with ASC 326, "Financial Instruments - Credit Losses".

Allowance for credit losses is recognized as a charge in financing income (expense), net, on the consolidated statements of operation, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income in shareholders' equity.

The Company concluded that the current expected credit losses on its available-for-sale investment portfolio were immaterial.

H. Trade Accounts Receivable - Allowance for Expected Credit Loss

The Company maintains an allowance based on specific analysis of each customer account receivable’s aging, assessment of its related risk and ability of the customer to make the required payment. In addition, in accordance with ASC 326, "Financial Instruments - Credit Losses", an allowance is maintained for such estimated expected losses. The amount of the allowance is determined principally on the basis of past collection experience and known financial factors regarding specific customers. Trade accounts receivables are written off using this allowance when it is probable that collection will not occur. Credit is extended to customers satisfying pre-defined credit criteria.

The total allowance for expected credit losses was $4,790 and $3,460 as of December 31, 2023 and 2022, respectively.

I.  Inventories

Inventories are stated at the lower of aggregate cost or net realizable value. If inventory costs exceed expected net realizable value, the Company writes-down the difference between the cost and the expected net realizable value. Cost of raw materials is determined mainly on the basis of the weighted average moving price per unit. Work in progress is measured at cost including acquisition costs, processing costs and other costs incurred in bringing the inventories to their present stage.

J.  Investments in Privately Held Companies

Long-term investments include equity investments in privately-held companies without readily determinable fair values. In accordance with ASC 321 - “Investments - Equity Securities”, the Company may elect to measure those investments at fair value or at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer (“Measurement Alternative”). The Company elected to use the Measurement Alternative for each of its investments. Any adjustments resulting from impairments and/or observable price changes are recorded under “other income (expense), net” in the consolidated statements of operations. See also Note 2M below.

K. Property and Equipment

The Company accounts for property and equipment in accordance with Accounting Standards Codification ASC 360 “Accounting for the Property, Plant and Equipment”. Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to, the property and equipment, and are incurred prior to their initial operation. Identifiable incremental direct costs include costs associated with constructing, establishing, and installing facilities and equipment, as well as technology transfer.

Maintenance and repairs are charged to expenses as incurred.

Property and equipment are presented net of investment grants received and less accumulated depreciation.

Depreciation is calculated based on the straight-line method over the Company’s estimated useful lives of the assets, as follows:

•	Buildings and building improvements, including facility infrastructure: 10-25 years
•	Machinery and equipment, software and hardware: 3-15 years.

Impairment charges, if needed, are determined based on the policy outlined in Note 2M below.

Property and equipment also include assets under capital leases, which are depreciated according to their applicable useful life.

L. Intangible Assets and Goodwill

The Company accounts for intangible assets and goodwill in accordance with ASC 350 “Intangibles-Goodwill and Other”. Intangible assets include the values assigned to the intangible assets as part of the purchase price allocation made at the time of acquisition. Intangible assets are amortized over the expected estimated economic life commonly used in the industry. Goodwill is not amortized and subject to impairment testing. Impairment charges on intangibles or goodwill, if needed, are determined based on the policy outlined in Note 2M below.

M. Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, considering the undiscounted cash flows expected from them. If applicable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 “Property, Plant and Equipment”. As of December 31, 2023, the Company concluded there was no impairment to its long-lived assets and intangible assets.

Impairment of Goodwill

The Company performs a qualitative analysis when testing goodwill for impairment. A qualitative goodwill impairment test is performed when the fair value of a reporting unit historically has significantly exceeded the carrying value of its net assets and based on current operations is expected to continue to exceed it. Otherwise, the Company is required to conduct a quantitative impairment test and estimate the fair value of the reporting unit using a combination of an income approach based on discounted cash flow analysis and a market approach based on market multiples. If the fair value of a reporting unit is less than its carrying value, a goodwill impairment charge is recorded for the difference. As of December 31, 2023, the Company performed a qualitative impairment test for its reporting unit and concluded there was no impairment of goodwill.

Impairment of Investment in Privately Held Companies

Investments in privately held companies accounted for using the Measurement Alternative are subject to periodic impairment reviews. Based on ASC 321-10-35-3, the Company’s impairment analysis considers qualitative factors to evaluate whether the investment is impaired. As of December 31, 2023, no impairments were recorded.

N. Leases

The Company recognize a right-of-use asset (“ROU”) and lease liability for all operating and capital leases with a term greater than twelve months upon lease arrangement inception.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the terms of lease contracts. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Since most of the Company’s leases do not provide an implicit rate, the Company's incremental borrowing rate is used based on the information available at the commencement date in determining the present value of lease payments. The lease terms used to calculate the ROU asset and related lease liability include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense. For additional information, see Notes 11D and 11E.

O. Revenue Recognition

The Company recognizes revenue in accordance with ASC 606 “Revenue from Contracts with Customers“ when it transfers the control of promised goods or services to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company’s revenues are generated principally from sales of semiconductor wafers. The Company, to a much lesser extent, also derives revenues from design support and other technical and support services incidental to the sale of semiconductor wafers. Most of the Company’s sales are achieved through the effort of its direct sales and business development force.

Wafer sales typically contain a single performance obligation that is fulfilled on the date of delivery and recognized at a point in time, which is upon shipment of the Company’s products to unaffiliated customers, depending on shipping terms stipulated in the contract. Accordingly, control of the products transfers to the customer in accordance with the transaction's shipping terms. Taxes imposed by governmental authorities, such as sales taxes or value-added taxes, are excluded from net sales.

The Company provides for sales returns allowance relating to specified yield or quality commitments as a reduction of revenues, based on past experience and specific identification of relevant events, which has been in immaterial amounts.

The Company provides its customers with other services that are less significant in scope and amount and for which recognition occurs over time when customers receive the services.

P.  Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, such as participation in research and development programs, are offset from research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement have been met. As of December 31, 2023, the grants receivable amount was immaterial.

Q. Income Taxes

The Company accounts for income taxes using an asset and liability approach as prescribed in ASC 740-10 “Income Taxes”. This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are measured using the enacted tax rates under applicable law effective for the year in which the differences are expected to reverse as of the balance sheet date. Deferred tax assets and liabilities, as well as any related valuation allowance, are classified as noncurrent items on the balance sheets.

The Company evaluates the potential realization of its deferred tax assets for each jurisdiction in which the Company operates at each reporting date and establishes valuation allowances when it is more likely than not that all or a part of its deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and deferred tax assets and projected future taxable income.

A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized based on all available evidence.

ASC 740-10 prescribes a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the Company believes is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in its income tax returns and the amount of tax benefits recognized in its financial statements, represent the Company's unrecognized income tax benefits. The Company's policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

In December 2021, the OECD released Pillar Two model rules imposing on large multinational corporations, with revenue above €750 million, a minimum effective corporate income tax rate of 15% in every jurisdiction in which they operate. As of January 1, 2024, the rules have been enacted or partially enacted in certain jurisdictions in which the Company operates. The Company is studying the rules and its potential impact on its future consolidated financial statements and tax payments, including the rules’ transitional safe harbors, which may enable to postpone the application of the rules to the Company until after January 1, 2026.

R. Earnings per Ordinary Share

Basic earnings per share are calculated in accordance with ASC 260, “Earnings Per Share” by dividing net profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding during the reported period (the denominator). Diluted earnings per share are calculated, if applicable, by adjusting net profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares, taking into effect all potential dilutive ordinary shares.

S. Comprehensive Income

In accordance with ASC 220 “Comprehensive Income”, comprehensive income represents the change in shareholders’ equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (“OCI”) represents gains and losses that are included in comprehensive income but excluded from net profit.

T.  Functional Currency and Exchange Rate Results

The currency of the primary economic environment in which Tower, TSSA, TSNB and TSIT conduct their operations is the U.S. Dollar (“dollar”). Thus, the dollar is their functional and reporting currency. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830-10 “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TPSCo, whose functional currency is the Japanese Yen (“JPY”), have been translated into dollars. The assets and liabilities have been translated using the exchange rate in effect as of the balance sheet date. The statements of operations of TPSCo have been translated using the average exchange rate for the reported period. The resulting translation adjustments are charged or credited to OCI.

U. Stock-based Compensation

The Company applies the provisions of ASC Topic 718 “Compensation - Stock Compensation”, under which employees’ share-based equity awards (mostly restricted stock units and performance unit shares) are recognized based on the grant-date fair values.

The compensation costs are recognized using the graded vesting attribution method based on the vesting terms of each unit included in the award resulting in an accelerated recognition of compensation costs.

V. Fair Value Measurements of Financial Instruments

ASC 820, "Fair Value Measurements and Disclosures" (“ASC 820”), requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying value of the Company’s bank deposits, account receivables, payables and accrued liabilities, approximate their current fair values in accordance with their nature and respective maturity dates or durations. The Company had no financial assets or liabilities carried and measured on a non-recurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared such as marketable securities and investments in privately-held companies.

W. Derivatives and Hedging

In accordance with ASC Topic 815, Derivative and Hedging ("ASC 815"), the Company recognizes all its derivative instruments as either assets or liabilities and carries them at fair value.

For derivative instruments that are designated and qualify as cash flow hedges, the derivative's gain or loss is initially reported as a component of OCI and is subsequently reclassified into earnings when the hedged exposure affects earnings, in the same line item as the underlying hedged item on the consolidated statements of earnings.

Cash flow hedges related to anticipated transactions are designated and documented at the inception of each hedge. Cash flows from hedging transactions are classified in the same categories as the cash flows from the respective hedged items.

X. Recently Adopted Accounting Pronouncements

The Company did not adopt any new standards or updates issued by the Financial Accounting Standards Board (“FASB”) during the fiscal year of 2023 that had a material impact on the Company’s financial position, results of operations, cash flows or financial statement disclosures.

Y. Recently Issued Accounting Pronouncements Not Yet Adopted

On December 23, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09— Income taxes (topic 740): improvements to income tax disclosures.

Rate reconciliation:

The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). Specifically, public business entities are required to disclose a tabular reconciliation, using both percentages and reporting currency amounts.

Income Taxes Paid:

The amendments in this Update require that all entities disclose on an annual basis the following information about income taxes paid: (1) The amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes and (2) The amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received).

Other Disclosures:

The amendments in this Update require that all entities disclose the following information: (1) income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and (2) income tax expense (or benefit) from continuing operations disaggregated by federal (national), state, and foreign. The amendments in this Update eliminate the requirement for all entities to (A) disclose the nature and estimate of the range of the reasonably possible change in the unrecognized tax benefits balance in the next 12 months or (B) make a statement that an estimate of the range cannot be made. The amendments in this Update remove the requirement to disclose the cumulative amount of each type of temporary difference when a deferred tax liability is not recognized because of the exceptions to comprehensive recognition of deferred taxes related to subsidiaries and corporate joint ventures. The amendments in this Update replace the term public entity as currently used in Topic 740 with the term public business entity as defined in the Master Glossary of the Codification.

The amendments should be effective for annual periods beginning after December 15, 2024. The Company does not expect the new standard to have a material impact on its consolidated financial statements.